Employee-related expenditure - Analysis of employee costs (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Employee-related expenditure
Labour	R 31,683	R 30,266	R 30,706
Salaries, wages and other employee-related expenditure	29,786	27,964	28,665
Post-retirement benefits	1,897	2,302	2,041
Share-based payment expenses	1,905	1,741	1,219
equity-settled	1,927	1,946	1,659
cash-settled	(22)	(205)	(440)
Total employee-related expenditure	33,588	32,007	31,925
Costs capitalised to projects	(740)	(1,340)	(1,997)
Total employee benefits expense	R 32,848	R 30,667	R 29,928